UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21897

                                                 The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                                                         Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Becky Krulik

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                                                 Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code:    (952) 230-6155

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (unaudited)

	Shares	Value
COMMON STOCK – 95.9%

CONSUMER DISCRETIONARY – 16.8%

Diversified Consumer Services – 1.8%
Grand Canyon Education, Inc.*	30,923	$ 1,245,578

Hotels, Restaurants & Leisure – 2.9%
Bally Technologies, Inc.*	14,489	1,044,077
Diamond Resorts International, Inc.*	50,305	946,237

		1,990,314

Media – 0.7%
Lions Gate Entertainment Corp.*	13,160	461,258

Specialty Retail – 7.1%
Brown Shoe Co., Inc.	12,830	301,120
Conn’s, Inc.*	41,014	2,052,341
Francesca’s Holdings Corp.*	18,750	349,500
LifeLock, Inc.*	18,200	269,906
Lithia Motors, Inc. - Class A	18,576	1,355,305
Tilly’s, Inc. - Class A*	32,765	475,420

		4,803,592

Textiles, Apparel & Luxury Goods – 4.3%
Fifth & Pacific Cos., Inc.*	47,170	1,185,382
Hanesbrands, Inc.	16,284	1,014,656
Oxford Industries, Inc.	10,242	696,251

		2,896,289

TOTAL CONSUMER DISCRETIONARY		11,397,031

CONSUMER STAPLES – 3.4%

Food & Staples Retailing – 1.9%
United Natural Foods, Inc.*	10,405	699,424
Whitewave Foods Co.*	29,325	585,620

		1,285,044

Personal Products – 1.5%
Prestige Brands Holdings, Inc.*	35,085	1,056,760

TOTAL CONSUMER STAPLES		2,341,804

ENERGY – 2.7%

Energy, Equipment & Services – 1.2%
Hercules Offshore, Inc.*	110,083	811,312

Oil, Gas & Consumable Fuels – 1.5%
Gulfport Energy Corp.*	8,702	559,887
Nordic American Tankers Ltd.	52,380	431,611

		991,498

TOTAL ENERGY		1,802,810

	Shares	Value
COMMON STOCK – continued

FINANCIALS – 7.3%

Commercial Banks – 2.7%
Sterling Financial Corp./WA	11,535	$ 330,478
Tristate Capital Holdings, Inc.*	41,041	529,018
Umpqua Holdings Corp.	59,759	969,291

		1,828,787

Real Estate Investment Trusts – 1.4%
Pebblebrook Hotel Trust	32,640	937,094

Real Estate Management & Development – 0.7%
Jones Lang LaSalle, Inc.	5,380	469,674

Thrifts & Mortgage Finance – 2.5%
BankUnited, Inc.	54,740	1,707,341

TOTAL FINANCIALS		4,942,896

HEALTH CARE – 14.0%

Health Care Equipment & Supplies – 3.8%
Cooper Companies, Inc.	13,719	1,779,217
Greatbatch, Inc.*	23,640	804,469

		2,583,686

Health Care Providers & Services – 9.5%
Centene Corp.*	29,482	1,885,669
ExamWorks Group, Inc.*	31,181	810,394
MEDNAX, Inc.*	17,185	1,725,374
Molina Healthcare, Inc.*	17,505	623,178
MWI Veterinary Supply, Inc.*	3,273	488,855
Premier, Inc. - Class A*	4,390	139,163
Providence Service Corp.*	14,050	403,095
Team Health Holdings, Inc.*	9,828	372,874

		6,448,602

Health Care Technology – 0.7%
Omnicell Inc*	20,060	475,021

TOTAL HEALTH CARE		9,507,309

INDUSTRIALS – 21.0%

Aerospace & Defense – 1.7%
Hexcel Corp.*	17,506	679,233
KEYW Holding Corp.*	36,130	485,949

		1,165,182

Building Products – 2.9%
PGT, Inc.*	51,915	514,478
Trex Co., Inc.*	29,427	1,457,519

		1,971,997

Commercial Services & Supplies – 3.0%
Encore Capital Group, Inc.*	14,895	683,085

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (unaudited) continued

	Shares	Value
COMMON STOCK – continued
Portfolio Recovery Associates, Inc.*	22,649	$ 1,357,581

		2,040,666

Construction & Engineering – 2.7%
MasTec, Inc.*	32,571	986,901
TRI Pointe Homes, Inc.*	19,959	292,998
William Lyon Homes - Class A*	26,136	531,084

		1,810,983

Electrical Equipment – 1.0%
EnerSys, Inc.	11,720	710,584

Machinery – 0.5%
ESCO Technologies, Inc.	9,576	318,210

Marine – 1.4%
Kirby Corp.*	10,918	944,953

Professional Services – 5.0%
Barrett Business Services, Inc.	21,805	1,467,695
Huron Consulting Group, Inc.*	12,997	683,772
On Assignment, Inc.*	36,855	1,216,215

		3,367,682

Road & Rail – 2.8%
Genesee & Wyoming, Inc. - Class A*	5,089	473,124
Marten Transport, Ltd.	19,658	337,135
Old Dominion Freight Line, Inc.*	23,996	1,103,576

		1,913,835

TOTAL INDUSTRIALS		14,244,092

INFORMATION TECHNOLOGY – 28.9%

Communications Equipment – 1.1%
Finisar Corp.*	33,684	762,269

Computers & Peripherals – 1.4%
Synaptics, Inc.*	20,295	898,663

Electronic Equipment, Instruments & Components – 3.2%
InvenSense, Inc.*	61,409	1,082,027
OSI Systems, Inc.*	14,740	1,097,688

		2,179,715

IT Services – 4.3%
Euronet Worldwide, Inc.*	53,381	2,124,564
MAXIMUS, Inc.	17,937	807,882

		2,932,446

Semiconductors & Semiconductor Equipment – 12.2%
Atmel Corp.*	48,765	362,812
Brooks Automation, Inc.	43,416	404,203
Cypress Semiconductor Corp.*	43,970	410,680

	Shares	Value
COMMON STOCK – continued
Himax Technologies, Inc.	86,185	$ 861,850
Integrated Device Technology, Inc.*	57,676	543,308
Mattson Technology, Inc.*	6,115	14,615
Microsemi Corp.*	37,753	915,510
Power Integrations, Inc.	3,355	181,673
Rudolph Technologies, Inc.*	31,218	355,885
Skyworks Solutions, Inc.*	36,773	913,441
SunEdison, Inc.*	239,341	1,907,548
Teradyne, Inc.*	35,600	588,112
TriQuint Semiconductor, Inc.*	100,776	819,309

		8,278,946

Software – 6.7%
ACI Worldwide, Inc.*	18,138	980,540
Advent Software, Inc.	28,712	911,606
Monotype Imaging Holdings, Inc.	17,736	508,314
NQ Mobile, Inc., ADR*	65,874	1,435,394
Proofpoint, Inc.*	19,326	620,751
Rally Software Development Corp.*	2,967	88,891

		4,545,496

TOTAL INFORMATION TECHNOLOGY		19,597,535

MATERIALS – 0.7%

Metals & Mining – 0.7%
Kaiser Aluminum Corp.	6,717	478,586

TOTAL MATERIALS		478,586

TELECOMMUNICATION SERVICES – 1.1%

Diversified Telecommunication Services – 1.1%
inContact, Inc.*	93,225	770,971

TOTAL TELECOMMUNICATION SERVICES		770,971

Total COMMON STOCK (Cost $47,711,295)		65,083,034

SHORT-TERM INVESTMENTS – 3.7%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.03%**	2,527,749	2,527,749

Total SHORT-TERM INVESTMENTS (Cost $2,527,749)		2,527,749

TOTAL INVESTMENTS (COST $50,239,044)† - 99.6%		67,610,783
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		246,699

NET ASSETS - 100.0%		$ 67,857,482

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (unaudited) continued

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2013.
†	The cost for federal income tax purposes is $50,239,044. At September 30, 2013, net unrealized appreciation was $17,371,739. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $18,065,157, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $693,418.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (unaudited)

	Shares	Value
COMMON STOCK – 95.4%

CONSUMER DISCRETIONARY – 11.9%

Hotels, Restaurants & Leisure – 2.2%
Starbucks Corp.	2,582	$ 198,736

Media – 6.7%
Comcast Corp. - Class A	3,228	139,998
News Corp. - Class A*	1	8
Twenty-First Century Fox, Inc.	7,450	249,575
Walt Disney Co.	3,334	215,010

		604,591

Specialty Retail – 1.4%
Home Depot, Inc.	1,727	130,993

Textiles, Apparel & Luxury Goods – 1.6%
Nike, Inc. - Class B	1,976	143,537

TOTAL CONSUMER DISCRETIONARY		1,077,857

CONSUMER STAPLES – 12.8%

Beverages – 5.5%
Anheuser-Busch InBev NV, ADR	2,318	229,946
PepsiCo, Inc.	3,400	270,300

		500,246

Food Products – 5.0%
Mondelez International, Inc. - Class A	8,935	280,738
Unilever NV	4,516	170,343

		451,081

Household Products – 2.3%
Procter & Gamble Co.	2,740	207,117

TOTAL CONSUMER STAPLES		1,158,444

ENERGY – 8.0%

Energy, Equipment & Services – 2.5%
Schlumberger Ltd.	2,536	224,081

Oil, Gas & Consumable Fuels – 5.5%
Exxon Mobil Corp.	2,298	197,720
Occidental Petroleum Corp.	3,226	301,760

		499,480

TOTAL ENERGY		723,561

FINANCIALS – 12.6%

Insurance – 7.6%
Berkshire Hathaway, Inc. - Class B*	3,696	419,533
Markel Corp.*	514	266,134

		685,667

Real Estate Investment Trusts – 5.0%
American Tower Corp.	6,094	451,748

TOTAL FINANCIALS		1,137,415

	Shares	Value
COMMON STOCK – continued

HEALTH CARE – 10.9%

Health Care Equipment & Supplies – 5.2%
Baxter International, Inc.	1,818	$ 119,424
Covidien PLC	2,868	174,776
St Jude Medical, Inc.	3,380	181,303

		475,503

Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific, Inc.	1,644	151,495

Pharmaceuticals – 4.0%
Allergan, Inc.	2,599	235,079
Johnson & Johnson	1,488	128,995
Mallinckrodt PLC *	1	22

		364,096

TOTAL HEALTH CARE		991,094

INDUSTRIALS – 13.8%

Aerospace & Defense – 11.9%
Boeing Co.	1,716	201,630
Honeywell International, Inc.	4,075	338,388
TransDigm Group, Inc.	1,848	256,318
United Technologies Corp.	2,627	283,243

		1,079,579

Road & Rail – 1.9%
Union Pacific Corp.	1,072	166,524

TOTAL INDUSTRIALS		1,246,103

INFORMATION TECHNOLOGY – 23.2%

Communications Equipment – 2.9%
QUALCOMM, Inc.	3,917	263,849

Computers & Peripherals – 7.6%
Apple, Inc.	776	369,958
EMC Corp.	12,469	318,708

		688,666

Internet Software & Services – 2.1%
GOOGLE, Inc. - Class A*	214	187,445

IT Services – 1.8%
Visa, Inc. - Class A	836	159,760

Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	5,108	240,331

Software – 6.2%
Intuit, Inc.	2,996	198,665
Oracle Corp.	10,968	363,808

		562,473

TOTAL INFORMATION TECHNOLOGY		2,102,524

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (unaudited) continued

	Shares	Value
COMMON STOCK – continued

MATERIALS – 2.2%

Chemicals – 2.2%
Praxair, Inc.	1,630	$ 195,942

TOTAL MATERIALS		195,942

Total COMMON STOCK (Cost $6,999,713)		8,632,940

SHORT-TERM INVESTMENTS – 5.1%
Blackrock Liquidity Funds TempFund Portfolio, 0.03%**	461,903	461,903

Total SHORT-TERM INVESTMENTS (Cost $461,903)		461,903

TOTAL INVESTMENTS (COST $7,461,616)† - 100.5%		9,094,843

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(47,004)

NET ASSETS - 100.0%		$ 9,047,839

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2013.
†	The cost for federal income tax purposes is $7,461,616. At September 30, 2013, net unrealized appreciation was $1,633,227. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,656,014, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $22,787.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SECURITY VALUATION:   Securities held by the Roxbury Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements:   The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$67,610,783	$67,610,783	$—	$—
Strategic Growth Fund
	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$9,094,843	$9,094,843	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	11-6-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	11-6-13

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	11-6-13

* Print the name and title of each signing officer under his or her signature.